UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright St., Suite 2, Omaha, Nebraska    68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr. Suite 110, Hauppauge, NY

 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period:   06/30/14

Item 1.  Reports to Stockholders.

Semi-Annual Report

June 30, 2014

1-877-BTS-9820

(1-877-287-9820)

www.btsfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the BTS Funds.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

BTS Bond Asset Allocation Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2014

The Fund's performance figures* for the period ended June 30, 2014, compared to its benchmark:

	Six Month	One Year	Three Year	Since Inception (a)
BTS Bond Asset Allocation Fund Class A	3.84%	3.23%	3.97%	2.90%
BTS Bond Asset Allocation Fund Class A (with load)	(1.32)%	(1.95)%	2.19%	1.72%
BTS Bond Asset Allocation Fund Class C	3.46%	2.46%	3.16%	2.15%
Barclays Capital Aggregate Bond Total Return Index **	3.93%	4.37%	3.66%	4.49%

* The performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  The total operating expenses as stated in the fee table of the Fund's May 1, 2014 prospectus is 2.19% and 2.94% for Class A and Class C shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.00% imposed on purchases and a maximum deferred sales charge of 1.00% on shares redeemed within 18 months of purchase (if the initial sales charge is waived). For performance information current to the most recent month-end, please call 1-877-287-9820.

** The Barclays Capital Aggregate Bond Total Return Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years.  Index returns assume reinvestment of dividends. Investors may not invest in the Index directly.  Unlike the Fund's returns, the Index does not reflect any fees or expenses.

(a) Inception date is January 4, 2010.

Portfolio Composition as of June 30, 2014

Holdings By Asset Type	% of Net Assets
Mutual Funds - Debt	99.8%
Money Market Fund	0.0%
Other Assets Less Liabilities	0.2%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

BTS Hedged Income Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2014

The Fund's performance figures* for the period ending June 30, 2014, compared to its benchmark:

	Six Month	One Year	Since Inception (a)
BTS Hedged Income Fund Class A	1.24%	1.89%	0.71%
BTS Hedged Income Fund Class A (with load)	(3.83)%	(3.21)%	(3.12)%
BTS Hedged Income Fund Class C	1.98%	1.37%	0.34%
Barclays Capital Aggregate Bond Total Return Index **	3.93%	4.37%	1.46%

* The performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  The total annual operating expenses before fee waivers stated in the fee table of the Fund's May 1, 2014 prospectus is 46.93% and 47.68% for Class A and Class C shares, respectively.  Class A shares are subject to a maximum sales charge of up to 5.00% imposed on purchases and a maximum deferred sales charge of 1.00% on shares redeemed within 18 months of purchase (if the initial sales charge is waived). For performance information current to the most recent month-end, please call 1-877-287-9820.

** The Barclays Capital Aggregate Bond Total Return Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years.  Index returns assume reinvestment of dividends. Investors may not invest in the Index directly.  Unlike the Fund's returns, the Index does not reflect any fees or expenses.

(a) Since inception return is as of the Fund's inception date of March 1, 2013

Portfolio Composition as of June 30, 2014

Holdings By Asset Type	% of Net Assets
Mutual Funds - Asset Allocation	17.9%
Mutual Funds - Debt	26.6%
Exchange Traded Funds - Debt	31.5%
Exchange Traded Fund - Equity	13.7%
Money Market Fund	15.3%
Liabilities in Excess of Other Assets	(5.0)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

BTS Tactical Fixed Income Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2014

The Fund's performance figures* for the period ending June 30, 2014, compared to its benchmark:

	Six Month	One Year	Three Year	Five Year	Ten Year	Since Inception (a)	Since Inception (b)
BTS Tactical Fixed Income Fund Class A	3.77%	3.38%	3.43%	6.16%	8.98%	10.24%	N/A
BTS Tactical Fixed Income Fund Class A (with load)	(1.42)%	(1.79)%	1.67%	5.08%	8.42%	9.85%	N/A
BTS Tactical Fixed Income Fund Class C	3.34%	2.75%	N/A	N/A	N/A	N/A	2.45%
Barclays Capital Aggregate Bond Total Return Index **	3.93%	4.37%	3.66%	4.85%	4.93%	5.76%	2.55%

* The performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  The total operating expenses as stated in the fee table of the Fund's May 1, 2014 prospectus is 2.29% and 3.04% for Class A and Class C shares, respectively.  Class A shares are subject to a maximum sales charge of up to 5.00% imposed on purchases and a maximum deferred sales charge of 1.00% on shares redeemed within 18 months of purchase (if the initial sales charge is waived). For performance information current to the most recent month-end, please call 1-877-287-9820.

** The Barclays Capital Aggregate Bond Total Return Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years.  Index returns assume reinvestment of dividends. Investors may not invest in the Index directly.  Unlike the Fund's returns, the Index does not reflect any fees or expenses.

(a) Inception date for Class A is January 1, 2000. Performance data for Class A reflects the Fund's predecessor hedge fund.
(b) Inception date for Class C is May 31, 2013.

Portfolio Composition as of June 30, 2014

Holdings By Asset Type	% of Net Assets
Mutual Funds - Asset Allocation	4.0%
Mutual Funds - Debt	88.0%
Money Market Fund	7.4%
Other Assets Less Liabilities	0.6%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

BTS Bond Asset Allocation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2014

Shares		Value

	MUTUAL FUNDS - 99.8%
	DEBT FUNDS - 99.8%
1,610,130	Black Rock High Yield Portfolio - Institutional Class	$ 13,589,501
44,274	Goldman Sachs High Yield Fund - Institutional Class	322,758
1,531,564	Ivy High Income Fund - Class I	13,416,496
1,202,370	Metropolitan West High Yield Bond Fund - Class I	12,576,785
	TOTAL MUTUAL FUNDS (Cost - 39,206,864)	39,905,540

	SHORT-TERM INVESTMENTS - 0.0%
	MONEY MARKET FUND - 0.0%
15,012	Goldman Sachs Financial Square Funds - Prime Obligations Fund - Admin Class, 0.01% *	15,012
	TOTAL SHORT-TERM INVESTMENTS (Cost - $15,012)

	TOTAL INVESTMENTS - 99.8% (Cost - $39,221,876) (a)	$ 39,920,552
	OTHER ASSETS LESS LIABILITIES - 0.2%	81,024
	NET ASSETS - 100.0%	$ 40,001,576

* Interest rate reflects seven-day effective yield on June 30, 2014.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $39,221,876 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 698,676
	Unrealized depreciation:	-
	Net unrealized appreciation:	$ 698,676

The accompanying notes are an integral part of these financial statements.

BTS Hedged Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2014

Shares		Value

	MUTUAL FUNDS - 44.5%
	ASSET ALLOCATION FUND - 17.9%
2,287	Rydex High Yield Strategy Fund - Class H	$ 53,548

	DEBT FUNDS - 26.6%
2,283	Fidelity High Income Fund - Class I	21,684
1,904	Ivy High Income Fund - Class I	16,681
2,076	Metropolitan West High Yield Bond Fund - Class M	21,713
450	Rydex Inverse High Yield Strategy Fund - Class H *	19,629
	TOTAL DEBT FUNDS	79,707

	TOTAL MUTUAL FUNDS (Cost - $131,973)	133,255

	EXCHANGE TRADED FUNDS - 45.2%
	DEBT FUNDS - 31.5%
357	iShares iBoxx $ High Yield Corporate Bond ETF	33,986
1,608	PowerShares Senior Loan Portfolio	39,991
489	SPDR Barclays Capital High Yield Bond ETF	20,406
		94,383
	EQUITY FUND - 13.7%
682	Vanguard FTSE Europe ETF	40,886

	TOTAL EXCHANGE TRADED FUNDS (Cost - $132,896)	135,269

	SHORT-TERM INVESTMENTS - 15.3%
	MONEY MARKET FUND - 15.3%
45,706	Goldman Sachs Financial Square Funds - Prime Obligations Fund - Admin Class, 0.01% **	45,706
	TOTAL SHORT-TERM INVESTMENTS (Cost - $45,706)

	TOTAL INVESTMENTS - 105.0% (Cost - $310,575) (a)	$ 314,230
	LIABILITIES LESS OTHER ASSETS - (5.0) %	(15,074)
	NET ASSETS - 100.0%	$ 299,156

FTSE - Financial Times Stock Exchange
* Non income producing security.
** Interest rate reflects seven-day effective yield on June 30, 2014.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $310,575 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:

	Unrealized appreciation	$ 4,270
	Unrealized depreciation	(615)
	Net unrealized appreciation	$ 3,655

The accompanying notes are an integral part of these financial statements.

BTS Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2014

Shares		Value

	MUTUAL FUNDS - 92.0%
	ASSET ALLOCATION FUND - 4.0%
115,096	Rydex High Yield Strategy Fund - Class H	$ 2,694,396

	DEBT FUNDS - 88.0%
1,996,394	Black Rock High Yield Portfolio - Institutional Class	16,849,567
254,779	Goldman Sachs High Yield Fund - Institutional Class	1,857,341
2,778,761	Ivy High Income Fund - Class I	24,341,946
1,586,149	Metropolitan West High Yield Bond Fund - Class I	16,591,119
		59,639,973

	TOTAL MUTUAL FUNDS (Cost - $61,291,764)	62,334,369

	SHORT-TERM INVESTMENTS - 7.4%
	MONEY MARKET FUND - 7.4%
5,043,571	Goldman Sachs Financial Square Funds - Prime Obligations Fund - Admin Class, 0.01% *	5,043,571
	TOTAL SHORT-TERM INVESTMENTS (Cost - $5,043,571)

	TOTAL INVESTMENTS - 99.4% (Cost - $66,335,335) (a)	$ 67,377,940
	OTHER ASSETS LESS LIABILITIES - 0.6%	381,616
	NET ASSETS - 100.0%	$ 67,759,556

* Interest rate reflects seven-day effective yield on June 30, 2014.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $66,335,335 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:

	Unrealized appreciation	$ 1,042,605
	Unrealized depreciation	-
	Net unrealized appreciation	$ 1,042,605

The accompanying notes are an integral part of these financial statements.

BTS Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2014

	BTS Bond Asset	BTS Hedged	BTS Tactical
	Allocation Fund	Income Fund (a)	Fixed Income Fund (b)
ASSETS
Investment securities:
At cost	$ 39,221,876	$ 310,575	$ 66,335,335
At value	$ 39,920,552	$ 314,230	$ 67,377,940
Dividends and interest receivable	180,156	245	259,824
Receivable for Fund shares sold	30,685	-	312,580
Receivable due from Advisor	-	20,565	-
Prepaid expenses and other assets	-	-	46,714
TOTAL ASSETS	40,131,393	335,040	67,997,058

LIABILITIES
Investment advisory fees payable	33,639	-	55,932
Fees payable to other affiliates	22,238	6,738	14,406
Distribution (12b-1) fees payable	17,513	17	17,155
Payable for Fund shares redeemed	3,061	-	138,779
Accrued expenses and other liabilities	53,366	29,129	11,230
TOTAL LIABILITIES	129,817	35,884	237,502
NET ASSETS	$ 40,001,576	$ 299,156	$ 67,759,556

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$ 43,056,717	$ 302,171	$ 66,254,100
Undistributed net investment income	18,345	1,256	16,577
Accumulated net realized gain (loss) from security transactions	(3,772,162)	(7,926)	446,274
Net unrealized appreciation of investments	698,676	3,655	1,042,605
NET ASSETS	$ 40,001,576	$ 299,156	$ 67,759,556

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 26,115,835	$ 218,805	$ 61,946,191
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,624,280	22,329	6,202,928
Net asset value and redemption price per share
(Net assets/Shares of Beneficial Interest) (a)	$ 9.95	$ 9.80	$ 9.99
Maximum offering price per share (Maximum sales charge of 5.00%) (b)	$ 10.47	$ 10.32	$ 10.52

Class C Shares:
Net Assets	$ 13,885,741	$ 80,351	$ 5,813,365
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,395,245	8,200	583,939
Net asset value, offering price and redemption price per share
(Net assets/Shares of Beneficial Interest) (a)	$ 9.95	$ 9.80	$ 9.96

(a)	Redemptions made within 30 days of purchase may be assessed a redempton fee of 1.00%.
(b)

On investments of $5 million or more, the maximum sales charge will not apply. However, the investment may be subject to a 1.00% contingent deferred sales charge if redeemed during the first 18 months.

The accompanying notes are an integral part of these financial statements.

BTS Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2014

	BTS Bond Asset	BTS Hedged	BTS Tactical
	Allocation Fund	Income Fund	Fixed Income Fund
INVESTMENT INCOME
Dividends	$ 1,153,055	$ 4,382	$ 1,735,835
Interest	22	2	100
TOTAL INVESTMENT INCOME	1,153,077	4,384	1,735,935

EXPENSES
Investment advisory fees	203,889	1,064	336,277
Distribution (12b-1) fees, Class A shares	33,076	259	80,354
Distribution (12b-1) fees, Class C shares	71,586	384	14,860
Professional fees	32,879	14,227	28,244
Transfer agent fees	30,060	4,605	13,484
Printing and postage expenses	24,118	4,959	8,028
Registration fees	22,147	15,403	8,461
Administrative services fees	21,116	2,444	36,107
Accounting services fees	16,101	14,876	15,173
Non 12b-1 shareholder servicing fees	8,343	36	2,247
Trustees fees and expenses	5,836	2,836	5,836
Custodian fees	5,400	2,480	4,636
Insurance expense	1,206	2,089	3,253
Other expenses	14,863	1,028	3,384
TOTAL EXPENSES	490,620	66,690	560,344

Less: Fees waived or reimbursed by the Advisor	-	(63,562)	-

NET EXPENSES	490,620	3,128	560,344
NET INVESTMENT INCOME	662,457	1,256	1,175,591

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from security transactions	(65,556)	(2,541)	16,871
Distributions of realized gains by underlying investment companies	-	43	-
Net change in unrealized appreciation of investments	892,653	6,398	1,263,855
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	827,097	3,900	1,280,726

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,489,554	$ 5,156	$ 2,456,317

The accompanying notes are an integral part of these financial statements.

BTS Bond Asset Allocation Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	June 30, 2014	Year Ended
	(Unaudited)	December 31, 2013

FROM OPERATIONS
Net investment income	$ 662,457	$ 1,584,740
Net realized loss from investments	(65,556)	(1,293,744)
Distributions of realized gains from underlying investment companies	-	545,318
Net change in unrealized appreciation (depreciation) of investments	892,653	(2,294,699)
Net increase (decrease) in net assets resulting from operations	1,489,554	(1,458,385)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(450,742)	(1,747,604)
Class C	(193,370)	(439,603)
From return of capital
Class A	-	(73,403)
Class C	-	(18,464)
From distributions to shareholders	(644,112)	(2,279,074)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	4,404,779	18,068,563
Class C	1,199,783	5,557,321
Net asset value of shares issued in reinvestment of dividends and distributions to shareholders:
Class A	402,090	1,680,180
Class C	176,031	410,922
Redemption fee proceeds:
Class A	136	5,423
Class C	73	4,229
Payments for shares redeemed:
Class A	(8,230,516)	(74,874,015)
Class C	(3,186,516)	(4,634,380)
Net decrease in net assets from shares of beneficial interest	(5,234,140)	(53,781,757)

TOTAL DECREASE IN NET ASSETS	(4,388,698)	(57,519,216)

NET ASSETS
Beginning of Period	44,390,274	101,909,490
End of Period *	$ 40,001,576	$ 44,390,274
*Includes undistributed net investment income of:	$ 18,345	$ -

SHARE ACTIVITY
Class A:
Shares Sold	444,465	1,782,171
Shares Reinvested	40,585	168,500
Shares Redeemed	(833,383)	(7,607,950)
Net decrease in shares of beneficial interest outstanding	(348,333)	(5,657,279)

Class C:
Shares Sold	121,072	548,355
Shares Reinvested	17,770	41,689
Shares Redeemed	(322,416)	(465,770)
Net decrease in shares of beneficial interest outstanding	(183,574)	(124,274)

The accompanying notes are an integral part of these financial statements.

BTS Hedged Income Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	June 30, 2014	Period Ended
	(Unaudited)	December 31, 2013 (a)
FROM OPERATIONS
Net investment income	$ 1,256	$ 6,629
Net realized loss from investments	(2,541)	(5,650)
Distributions of realized gains from underlying investment companies	43	222
Net change in unrealized appreciation (depreciation) of investments	6,398	(2,743)
Net increase (decrease) in net assets resulting from operations	5,156	(1,542)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	-	(5,114)
Class C	-	(1,515)
From return of capital:
Class A	-	(877)
Class C	-	(336)
From distributions to shareholders	-	(7,842)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	7,999	259,302
Class C	41,573	78,640
Net asset value of shares issued in reinvestment of dividends and distributions to shareholders:
Class A	-	5,521
Class C	-	1,510
Payments for shares redeemed:
Class A	-	(50,000)
Class C	(41,161)	-
Net increase in net assets from shares of beneficial interest	8,411	294,973

TOTAL INCREASE IN NET ASSETS	13,567	285,589

NET ASSETS
Beginning of Period	285,589	-
End of Period *	$ 299,156	$ 285,589
*Includes undistributed net investment income of:	$ 1,256	$ -

SHARE ACTIVITY
Class A:
Shares Sold	838	26,012
Shares Reinvested	-	570
Shares Redeemed	-	(5,091)
Net increase in shares of beneficial interest outstanding	838	21,491

Class C:
Shares Sold	4,222	8,043
Shares Reinvested	-	157
Shares Redeemed	(4,222)	-
Net increase in shares of beneficial interest outstanding	-	8,200

(a)	BTS Hedged Income Fund commenced operations on March 1, 2013.

The accompanying notes are an integral part of these financial statements.

BTS Tactical Fixed Income Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	June 30, 2014	Period Ended
	(Unaudited)	December 31, 2013 (a)

FROM OPERATIONS
Net investment income	$ 1,175,591	$ 837,962
Net realized gain (loss) from investments	16,871	(104,705)
Distributions of realized gains from underlying investment companies	-	642,209
Net change in unrealized appreciation (depreciation) of investments	1,263,855	(221,250)
Net increase in net assets resulting from operations	2,456,317	1,154,216

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(1,101,061)	(821,522)
Class C	(57,953)	(20,950)
From net realized gains:
Class A	-	(105,554)
Class C	-	(2,547)
From distributions to shareholders	(1,159,014)	(950,573)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	12,488,816	71,426,652
Class C	4,449,933	1,695,974
Net asset value of shares issued in reinvestment of dividends and distributions to shareholders:
Class A	1,079,738	923,334
Class C	41,053	9,604
Redemption fee proceeds:
Class A	844	17,029
Class C	30	197
Payments for shares redeemed:
Class A	(19,571,344)	(5,891,360)
Class C	(366,831)	(45,059)
Net increase (decrease) in net assets from shares of beneficial interest	(1,877,761)	68,136,371

TOTAL INCREASE (DECREASE) IN NET ASSETS	(580,458)	68,340,014

NET ASSETS
Beginning of Period	68,340,014	-
End of Period *	$ 67,759,556	$ 68,340,014
* Includes undistributed net investment income of:	$ 16,577	$ -

SHARE ACTIVITY
Class A:
Shares Sold	1,254,798	7,313,641
Shares Reinvested	108,635	94,507
Shares Redeemed	(1,969,467)	(599,186)
Net increase (decrease) in shares of beneficial interest outstanding	(606,034)	6,808,962

Class C:
Shares Sold	447,553	172,752
Shares Reinvested	4,132	984
Shares Redeemed	(36,915)	(4,567)
Net increase in shares of beneficial interest outstanding	414,770	169,169

(a) BTS Tactical Fixed Income Fund commenced operations on May 31, 2013.

The accompanying notes are an integral part of these financial statements.

BTS Bond Asset Allocation Fund - Class A
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the		For the	For the		For the		For the
	Six Months Ended		Year Ended	Year Ended		Year Ended		Period Ended
	June 30, 2014		December 31,	December 31,		December 31,		December 31,
	(Unaudited)		2013	2012		2011		2010 (1)

Net asset value, beginning of period	$ 9.75		$ 10.10	$ 9.83		$ 10.05		$ 10.00

Activity from investment operations:
Net investment income (2)	0.17		0.18	0.39		0.26		0.14
Net realized and unrealized
gain (loss) on investments	0.20		(0.18)	0.23		(0.20)		0.09
Total from investment operations	0.37		0.00	0.62		0.06		0.23

Paid-in-capital from redemption fees (2,3)	0.00		0.00	0.00		0.00		0.00

Less distributions from:
Net investment income	(0.17)		(0.34)	(0.35)		(0.27)		(0.13)
Net realized gains	-		-	-		(0.01)		(0.05)
Return of capital	-		(0.01)	-		-		-
Total distributions	(0.17)		(0.35)	(0.35)		(0.28)		(0.18)

Net asset value, end of period	$ 9.95		$ 9.75	$ 10.10		$ 9.83		$ 10.05

Total return (4)	3.84%	(6)	0.02%	6.36%	(5,10)	0.62%	(5)	2.27%	(6)

Net assets, at end of period (000s)	$ 26,116		$ 28,991	$ 87,194		$ 103,516		$ 161,047

Ratio of expenses to average
net assets (7)	2.15%	(8)	1.73%	1.60%		1.55%		1.51%	(8)
Ratio of net investment income
to average net assets (7,9)	3.52%	(8)	1.83%	3.88%		2.59%		1.36%	(8)

Portfolio Turnover Rate	3%	(6)	266%	235%		462%		641%	(6)

(1)	The BTS Bond Asset Allocation Fund commenced operations on January 4, 2010. \
(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(3)	Represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any.
(5)

Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6) Not annualized.
(7)

The ratios of expenses and net investment income to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(8) Annualized.
(9)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investments in which the Fund invests.
(10)	Total retrun includes $134,270 that was reimbursed by the Advisor due to a trade error. Had the Advisor not reimbursed the trade error, total return would have been 6.25%.

The accompanying notes are an integral part of these financial statements.

BTS Bond Asset Allocation Fund - Class C
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the		For the	For the		For the	For the
	Six Months Ended		Year Ended	Year Ended		Year Ended	Period Ended
	June 30, 2014		December 31,	December 31,		December 31,	December 31,
	(Unaudited)		2013	2012		2011	2010 (1)

Net asset value, beginning of period	$ 9.75		$ 10.12	$ 9.85		$ 10.05	$ 10.00

Activity from investment operations:
Net investment income (2)	0.13		0.17	0.32		0.19	0.08
Net realized and unrealized
gain (loss) on investments	0.20		(0.25)	0.22		(0.20)	0.08
Total from investment operations	0.33		(0.08)	0.54		(0.01)	0.16

Paid-in-capital from redemption fees (2,3)	0.00		0.00	0.00		0.00	0.00

Less distributions from:
Net investment income	(0.13)		(0.28)	(0.27)		(0.18)	(0.06)
Net realized gains	-		-	-		(0.01)	(0.05)
Return of capital	-		(0.01)	-		-	-
Total distributions	(0.13)		(0.29)	(0.27)		(0.19)	(0.11)

Net asset value, end of period	$ 9.95		$ 9.75	$ 10.12		$ 9.85	$ 10.05

Total return (4)	3.46%	(5)	(0.81)%	5.57%	(9)	(0.03)%	1.56%	(5)

Net assets, at end of period (000s)	$ 13,886		$ 15,400	$ 14,715		$ 14,115	$ 12,313

Ratio of expenses to average
net assets (6)	2.90%	(7)	2.48%	2.35%		2.30%	2.26%	(7)
Ratio of net investment income
to average net assets (6,8)	2.76%	(7)	1.70%	3.13%		1.84%	0.61%	(7)

Portfolio Turnover Rate	3%	(5)	266%	235%		462%	641%	(5)

(1)	The BTS Bond Asset Allocation Fund commenced operations on January 4, 2010.
(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(3)	Represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any.
(5) Not annualized.
(6)

The ratios of expenses and net investment income to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(7) Annualized.
(8)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investments in which the Fund invests.
(9)	Total retrun includes $134,270 that was reimbursed by the Advisor due to a trade error. Had the Advisor not reimbursed the trade error, total return would have been 5.47%.

The accompanying notes are an integral part of these financial statements.

BTS Hedged Income Fund - Class A
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	For the
	Six Months Ended	For the
	June 30, 2014	Period Ended
	(Unaudited)	December 31, 2013 (1)

Net asset value, beginning of period	$ 9.63	$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	(0.11)	0.30
Net realized and unrealized
gain (loss) on investments	0.28	(0.38)
Total from investment operations	0.17	(0.08)

Less distributions from:
Net investment income	-	(0.25)
Return of capital	-	(0.04)
Total distributions	-	(0.29)

Net asset value, end of period	$ 9.80	$ 9.63

Total return (3,4,5)	1.24%	(0.79)%

Net assets, at end of period (000's)	$ 219	$ 207

Ratio of gross expenses to average
net assets (6,7)	46.80%	46.23%
Ratio of net expenses to average
net assets (6,7,8)	2.00%	0.00%	(9)
Ratio of net investment income
to average net assets (6,7)	(2.41)%	3.50%

Portfolio Turnover Rate (4)	40%	105%

(1)	The BTS Hedged Income Fund's Class A and Class C shares commenced operations March 1, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any.
(4) Not annualized.
(5)

Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6) Annualized.
(7)

The ratios of expenses and net investment income to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.
(9)	The Advisor voluntarily agreed to waive its management fee through December 31, 2013.

The accompanying notes are an integral part of these financial statements.

BTS Hedged Income Fund - Class C
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	For the
	Six Months Ended	For the
	June 30, 2014	Period Ended
	(Unaudited)	December 31, 2013 (1)

Net asset value, beginning of period	$ 9.59	$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	(0.12)	0.30
Net realized and unrealized
gain (loss) on investments	0.33	(0.47)
Total from investment operations	0.21	(0.17)

Less distributions from:
Net investment income	-	(0.20)
Return of capital	-	(0.04)
Total distributions	-	(0.24)

Net asset value, end of period	$ 9.80	$ 9.59

Total return (3,4,5)	1.98%	(1.69)%

Net assets, at end of period (000's)	$ 80	$ 79

Ratio of gross expenses to average
net assets (6,7)	47.55%	46.98%
Ratio of net expenses to average
net assets (6,7,8)	2.75%	0.00%	(9)
Ratio of net investment income
to average net assets (6,7)	(2.58)%	4.61%

Portfolio Turnover Rate (4)	40%	105%

(1)	The BTS Hedged Income Fund's Class A and Class C shares commenced operations March 1, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any.
(4) Not annualized.
(5)

Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6) Annualized.
(7)

The ratios of expenses and net investment income to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.
(9)	The Advisor voluntarily agreed to waive its management fee through December 31, 2013.

The accompanying notes are an integral part of these financial statements.

BTS Tactical Fixed Income Fund - Class A
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	For the
	Six Months Ended		For the
	June 30, 2014		Period Ended
	(Unaudited)		December 31, 2013 (1)

Net asset value, beginning of period	$ 9.79		$ 10.00

Activity from investment operations:
Net investment income (2)	0.17		0.26
Net realized and unrealized
gain (loss) on investments (8)	0.20		(0.32)
Total from investment operations	0.37		(0.06)

Paid-in-capital from redemption fees (2)	0.00	(3)	0.01

Less distributions from:
Net investment income	(0.17)		(0.14)
Net realized gains	-		(0.02)
Total distributions	(0.17)		(0.16)

Net asset value, end of period	$ 9.99		$ 9.79

Total return (4,5)	3.77%		(0.48)%

Net assets, at end of period (000's)	$ 61,946		$ 66,686

Ratio of net expenses to average
net assets (6,7)	1.63%		1.78%
Ratio of net investment income
to average net assets (6,7)	3.53%		4.59%

Portfolio Turnover Rate (5)	14%		17%

(1)	The BTS Tactical Fixed Income Fund's Class A and Class C shares commenced operations May 31, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any.
(5) Not annualized.
(6) Annualized.
(7)

The ratios of expenses and net investment income to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(8)

Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain in the Statements of Operations for the period ended December 31, 2013, primarily due to the timing of the sales and repurchases of the Fund's shares in relation to the fluctuating values for the Fund's portfolio.

The accompanying notes are an integral part of these financial statements.

BTS Tactical Fixed Income Fund - Class C
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	For the
	Six Months Ended	For the
	June 30, 2014	Period Ended
	(Unaudited)	December 31, 2013 (1)

Net asset value, beginning of period	$ 9.77	$ 10.00

Activity from investment operations:
Net investment income (2)	0.14	0.28
Net realized and unrealized
gain (loss) on investments (8)	0.20	(0.36)
Total from investment operations	0.34	(0.08)

Paid-in-capital from redemption fees (2,3)	0.00	0.00

Less distributions from:
Net investment income	(0.15)	(0.13)
Net realized gains	-	(0.02)
Total distributions	(0.15)	(0.15)

Net asset value, end of period	$ 9.96	$ 9.77

Total return (4,5)	3.34%	(0.67)%

Net assets, at end of period (000's)	$ 5,813	$ 1,654

Ratio of net expenses to average
net assets (6,7)	2.38%	2.53%
Ratio of net investment income
to average net assets (6,7)	2.69%	6.20%

Portfolio Turnover Rate (5)	14%	17%

(1)	The BTS Tactical Fixed Income Fund's Class A and Class C shares commenced operations May 31, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any.
(5) Not annualized.
(6) Annualized.
(7)

The ratios of expenses and net investment income to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(8)

Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain in the Statements of Operations for the period ended December 31, 2013, primarily due to the timing of the sales and repurchases of the Fund's shares in relation to the fluctuating values for the Fund's portfolio.

The accompanying notes are an integral part of these financial statements.

BTS Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2014

1.

 ORGANIZATION

The BTS Bond Asset Allocation Fund, BTS Hedged Income Fund and BTS Tactical Fixed Income (each a Fund and collectively the “Funds”) are diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The BTS Bond Asset Allocation Fund commenced operations on January 4, 2010, the BTS Hedged Income Fund commenced operations on March 1, 2013 and the BTS Tactical Fixed Income Fund commenced operations on May 31, 2013.

The Funds investment objectives are as follows:

-

BTS Bond Asset Allocation Fund – seeks to provide total return

-

BTS Hedged Income Fund – seeks to generate current income with capital preservation as a secondary objective

-

BTS Tactical Fixed Income Fund – seeks to provide total return

The Funds currently each offer two classes of shares: Class A shares and Class C shares.  Class A shares are offered at net asset value plus a maximum sales charge of 5.00%.  Class C shares are offered at net asset value.  Each class of shares of the Funds has identical rights and privileges, except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Funds share classes differ in the fees and expenses charged to shareholders.  The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

1.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Funds may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

BTS Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2014

Fair Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies.  The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that each of the Funds has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

BTS Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2014

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2014 for the Funds’ investments measured at fair value:

BTS Bond Asset Allocation Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 39,905,540	$ -	$ -	$ 39,905,540
Short-Term Investments	$ 15,012	-	-	$ 15,012
Total Investments	$ 39,920,552	-	-	$ 39,920,552

BTS Hedged Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 133,255	-	-	$ 133,255
Exchange Traded Funds	135,269	-	-	135,269
Short-Term Investments	45,706	-	-	45,706
Total Investments	$ 314,230	-	-	$ 314,230

BTS Tactical Fixed Income

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 62,334,369	$ -	$ -	$ 62,334,369
Short-Term Investments	5,043,571	-	-	5,043,571
Total Investments	$ 67,377,940	$ -	$ -	$ 67,377,940

The Funds did not hold any Level 3 securities during the period.

There were no transfers into and out of Level 1 and Level 2 during the current period presented.  It is the Funds’ policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*Refer to the Portfolio of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date.  Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

BTS Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2014

Federal Income Tax – Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no Federal income tax provision is required.  The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2011, 2012 and 2013 for the BTS Bond Asset Allocation Fund, 2013 for the BTS Hedge Income Fund and BTS Tactical Fixed Income Fund, or expected to be taken in the Funds’ 2014 tax returns.  The Funds identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.  INVESTMENT TRANSACTIONS

For the six months ended June 30, 2014, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $1,180,217 and $5,700,000, respectively, for BTS Bond Asset Allocation Fund, $106,716 and $107,522, respectively, for BTS Hedged Income Fund, and $9,526,849 and $8,800,000, respectively, for BTS Tactical Fixed Income Fund.

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

BTS Asset Management, Inc. serves as the Funds’ investment advisor (the “Advisor”).  The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, transfer agent, and custody administration services.  A Trustee and certain officers of the Funds are also officers of GFS.

Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the supervision of the Board, oversees the daily operations of the Funds and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% for each of the BTS Bond Asset Allocation Fund and BTS Tactical Fixed Income Fund’s average daily net assets and 0.75% of the BTS Hedged Income Fund’s average daily net assets. For the six months ended June 30, 2014, the Advisor earned advisory fees of $203,889, $1,064 and $336,277 for the BTS Bond Asset Allocation Fund, BTS Hedged Income Fund and BTS Tactical Fixed Income Fund, respectively.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed to waive all or part of its advisory fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses) borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) at least until April 30, 2015, so that the total annual operating expenses of the Funds do not exceed 2.00% and 2.75% of the average daily net assets of each of the BTS Hedged Income Fund’s and BTS Tactical Fixed Income Fund’s Class A and Class C shares, respectively. Contractual waivers and expense payments may be recouped by the Advisor from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived.  For the six months ended June 30, 2014, the BTS Hedged Income Fund waived $63,562 in fees. The total amount of

BTS Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2014

expense reimbursement subject to recapture for the BTS Hedged Income Fund is $144,029, of which $80,467 which will expire on December 31, 2016 and $63,562 will expire on December 31, 2017.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS. The Trust has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services.  Under the Plan, each Fund may pay and annual rate of 0.25% of the average daily net assets of the respective Fund’s Class A shares and 1.00% of the average daily net assets for the respective Fund’s Class C shares for distribution and shareholder service activities.  For the six months ended June 30, 2014, BTS Bond Asset Allocation Fund incurred distribution fees of $33,076 and $71,586 for Class A and Class C shares, respectively. For the six months ended June 30, 2014, BTS Hedged Income Fund incurred distribution fees of $259 and $384 for Class A and Class C shares, respectively. For the six months ended June 30, 2014, BTS Tactical Fixed Income Fund incurred distribution fees of $80,354 and $14,860 for Class A and Class C shares, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. For the six months ended June 30, 2014, the Distributor received $5,245 in underwriting commissions for sales of BTS Bond Asset Allocation Class A shares, of which $1,085 was retained by the principal underwriter or other affiliated broker-dealers. For the six months ended June 30, 2014, the Distributor received $2,792 in underwriting commissions for sales of BTS Hedged Income Class A shares, of which $392 was retained by the principal underwriter or other affiliated broker-dealers. For the six months ended June 30, 2014, the Distributor received $44,709 in underwriting commissions for sales of BTS Tactical Fixed Income Class A shares, of which $8,311 was retained by the principal underwriter or other affiliated broker-dealers.

Pursuant to separate a servicing agreement with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds.  GFS provides Principal Executive Officer and a Principal Financial Officer to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC  (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Fund.

5. REDEMPTION FEES

Each Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells his shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund.  For the six months ended June 30, 2014, the BTS Bond Asset Allocation Fund assessed $136 and $73 in redemption fees for Class A and Class C shares respectively. For the six months ended June 30, 2014 the BTS Tactical Fixed Income Fund assessed $844 and $30 in redemption fees for Class A and Class C shares respectively. The BTS Hedged Income Fund did not assess any redemption fees during the six months ended June 30, 2014.

BTS Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2014

6. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the periods ended December 31, 2013 and year December 31, 2012 was as follows:

	For the year and period ended December 31, 2013:
	Ordinary	Long-Term	Return of
Portfolio	Income	Capital Gains	Capital	Total
BTS Bond Asset Allocation Fund	$ 2,187,207	$ -	$ 91,867	$ 2,279,074
BTS Diversified Income Fund	6,629	-	1,213	7,842
BTS Tactical Fixed Income	842,472	108,101	-	950,573

For the year ended December 31, 2012:
	Ordinary	Long-Term
Portfolio	Income	Capital Gains	Total
BTS Bond Asset Allocation Fund	$ 3,599,988	$ -	$ 3,599,988

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Portfolio	Capital Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
BTS Bond Asset Allocation Fund	$ -	$ (3,706,606)	$ -	$ -	$ (193,977)	$ (3,900,583)
BTS Diversified Income Fund	-	(2,774)	-	(2,654)	(2,743)	(8,171)
BTS Tactical Fixed Income Fund	429,403	-	-	-	(221,250)	208,153

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  BTS Diversified Income Fund incurred and elected to defer such capital losses of $2,654.

At December 31, 2013, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Portfolio	Non-Expiring Short-Term	Non-Expiring Long-Term	Total
BTS Bond Asset Allocation Fund	$ 3,706,606	$ -	$ 3,706,606
BTS Diversified Income Fund	2,774	-	2,774

Permanent book and tax differences, primarily attributable to the reclass of ordinary income distributions and non-deductible expenses, resulted in reclassification for the period ended December 31, 2013 as follows:

	Paid	Undistributed
	In	Net Investment
Portfolio	Capital	Income (Loss)
BTS Tactical Fixed Income Fund	$ (4,510)	$ 4,510

BTS Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2014

7. UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

 The BTS Bond Asset Allocation Fund currently invests a portion of its assets in the BlackRock High Yield Portfolio (the “BlackRock Portfolio”). The Fund may redeem its investment from the BlackRock Portfolio at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.  The performance of the Fund may be directly affected by the performance of the BlackRock Portfolio. The financial statements of the BlackRock Portfolio, including the portfolio of investments, can be found at BlackRock’s website www.blackrock.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of June 30, 2014, the percentage of the BTS Bond Asset Allocation Fund’s net assets invested in the Blackrock Portfolio was 34.00%.

The BTS Bond Asset Allocation Fund and the BTS Tactical Fixed Income Fund each currently invest a portion of their assets in the Ivy High Income Fund (the “Ivy Fund”). The Funds may redeem their investment from the Ivy Fund at any time if the Advisor determines that it is in the best interest of the Funds and their shareholders to do so.  The performance of the Funds may be directly affected by the performance of the Ivy Fund. The financial statements of the Ivy Fund, including the portfolio of investments, can be found at Ivy’s website www.ivyfunds.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements. As of June 30, 2014, the percentage of the BTS Bond Asset Allocation Fund’s net assets invested in the Ivy Fund was 33.60%. As of June 30, 2014, the percentage of the BTS Tactical Fixed Income Fund’s net assets invested in the Ivy Fund was 36.00%.

The BTS Bond Asset Allocation Fund currently invests a portion of its assets in the Metropolitan West High Yield Bond Fund (the “Metropolitan Fund”). The Fund may redeem its investment from the Metropolitan Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.  The performance of the Fund may be directly affected by the performance of the Metropolitan Fund. The financial statements of the Metropolitan Fund, including the portfolio of investments, can be found at Metropolitan’s website www.mwamllc.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of June 30, 2014, the percentage of the BTS Bond Asset Allocation Fund’s net assets invested in the Metropolitan Fund was 31.50%.

8. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of June 30, 2014, the shareholders listed below held more than 25% of an individual Fund and may be deemed to control that Fund.

Shareholder

Fund

Percent

Pershing, LLC

BTS Bond Asset Allocation Fund

42.24%

Pershing, LLC

BTS Hedged Income Fund

35.13%

BTS Asset Management, Inc.

BTS Hedged Income Fund

33.74%

Trust Company of America

BTS Tactical Fixed Income Fund

68.19%

9. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. On August 12-13, 2014, the Board approved the reorganization of BTS Bond Asset Allocation Fund into BTS Tactical Fixed Income Fund. Upon effectiveness of the reorganization, shareholders of the BTS Bond Asset Allocation Fund will receive shares of the BTS Tactical Fixed Income Fund, and the BTS Bond Asset Allocation Fund will be terminated. Management has concluded that there are no other events requiring adjustment or disclosure in the financial statements.

BTS Funds

EXPENSE EXAMPLES (Unaudited)

June 30, 2014

Example

As a shareholder of a Fund you will pay transaction costs (loads) and ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses.  The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds.  This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period.  The “Actual Ending Account Value” shown is derived from the Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on the Funds actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period	Ending Account Value 6/30/14	Expenses Paid During Period
BTS Bond Asset Allocation Fund – Class A	2.15%	$1,000.00	$1,038.40	$10.87 (a)	$1,014.13	$10.74
BTS Bond Asset Allocation Fund – Class C	2.90%	$1,000.00	$1,034.60	$14.63 (a)	$1,010.41	$14.46
			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period	Ending Account Value 6/30/14	Expenses Paid During Period
BTS Diversified Income Fund – Class A	2.00%	$1,000.00	$1,012.40	$ 9.98 (a)	$1,014.88	$ 9.99
BTS Diversified Income Fund – Class C	2.75%	$1,000.00	$1,019.80	$13.77 (a)	$1,011.16	$13.71
			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period	Ending Account Value 6/30/14	Expenses Paid During Period
BTS Tactical Fixed Income Fund – Class A	1.63%	$1,000.00	$1,037.70	$ 8.24 (a)	$1,016.71	$ 8.15
BTS Tactical Fixed Income Fund – Class C	2.38%	$1,000.00	$1,039.30	$12.03 (a)	$1,012.99	$ 11.88

(a)Actual Expenses Paid During Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days and divided by 365.

BTS Funds

SUPLEMENTAL INFORMATION (Unaudited)

June 30, 2014

BTS Bond Asset Allocation Fund and BTS Hedged Income Fund (Adviser - BTS Asset Management, Inc.)*

In connection with the regular meeting held on March 26-27, 2014 the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between BTS Asset Management, Inc. (“BTS”) and the Trust, with respect to BTS Bond Asset Allocation Fund (“BTS Bond”) and BTS Hedged Income Fund (“BTS Hedge”) (each a “Fund” and collectively the “Funds”). In considering the renewal of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement.

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services.  The Trustees noted that BTS, founded in 1979, currently has approximately $1.6 billion in assets under management and had spent over 30 years creating and managing alternative investment strategies in both fixed income and equity securities with a focus on capital preservation. The Board reviewed the background information on the key investment personnel responsible for servicing the Fund and expressed its satisfaction with BTS’s team of financial industry veterans with diverse financial industry experience in portfolio management, trading, research, marketing, and compliance.   The Board noted that in 2013 BTS replaced its CCO with a compliance professional with 30 years of experience. It was noted that although experienced, the new CCO received formal training regarding the Investment Advisers Act of 1940 so compliance service to the Fund would not be compromised. The Trustees further noted that BTS utilizes proprietary quantitative models, based on hundreds of indicators, which BTS has updated and enhanced over the course of approximately 35 years, to make investment decisions.  They considered that BTS makes use of an investment committee that meets daily to review the technical models providing regular evaluations and enhancements of the models. While not all strategy risks can be eliminated and not all investment models can attain 100% accuracy, the Board noted that BTS addressed various risk types associated with the strategies and was committed to monitor and continuously analyze the Fund’s overall holdings with additional attention to high yield exposure to interest rates and expanding spreads. In addition, the Trustees noted that BTS utilized stop-loss measures and will exit a given sector and revert to cash if its models turn negative.  The Trustees  considered that BTS provides compliance monitoring to the Fund’s investment limitations prior to each trade by conferring with its investment committee and compliance department, and those teams cross reference and review checklists to ensure potential trades are compliant with guidelines as well as conducting daily reviews of position reports. The Trustees reviewed BTS’s broker-dealer selection process and its approach to best execution practices and were satisfied BTS takes into consideration and evaluates not just competitive commission rates, but also the broker-dealers’ expertise, reputation, integrity, confidentiality controls, infrastructure, financial stability and reliability. The Trustees noted that BTS reported no material compliance or litigation issues since the last advisory contract approval. The Board expressed its overall satisfaction with BTS’s longevity and vast financial industry experience and concluded BTS has the resources necessary to continue to provide quality service to the Funds and their shareholders.

Performance.

BTS Bond.  The Trustees noted that BTS Bond’s performance currently ranked in the 69th percentile for its Morningstar category.  Due to a relatively high exposure to high yield instruments, the Trustees concluded that the Fund was so lowly correlated to its benchmark (the Barclays Aggregate Bond Index) that the Fund’s MPT statistics could not be meaningfully reviewed.  The Trustees discussed BTS’s analysis of the Fund’s performance,

BTS Funds

SUPLEMENTAL INFORMATION (Unaudited) (Continued)

June 30, 2014

and BTS’s view that a more conservative fund may underperform in certain markets in an effort to preserve capital.  Based on discussions with BTS concerning the strategy and the foregoing factors, the Trustees concluded that with continuous monitoring of portfolio risks and rewards, BTS has the potential to deliver reasonable performance in the future.

BTS Hedged.  The Trustees reviewed the Fund’s since inception performance noting that despite negative returns (-0.29%) during the period, the Fund had outperformed the Morningstar Nontraditional Bond category average (-0.51%) and the Barclays Aggregate Bond Index.  The Trustees noted BTS Hedged’s relatively recent inception date (March 1, 2013), and determined that the period of operations was not yet long enough to provide meaningful information.  The Trustees reviewed the performance of BTS’s SMA and noted it returned performance in line with the Fund’s peer group.  After further discussion, the Trustees concluded that BTS had the potential to deliver favorable returns to shareholders, and they would continue to monitor performance.

Fees and Expenses.

BTS Bond.  The Trustees noted that BTS’s fee of 1.00% was equal to the highest in the peer group, which averaged 0.65%, and ranged from 0.40% to 1.00%.  They also noted that BTS’s fee was higher than the Morningstar Multisector Bond category average (0.62%), but within the range for the Morningstar category (0.25% to 1.50%).  The Trustees further considered the Fund’s net expense ratio, and noted that it was higher than the average expense ratio for the peer group and the Fund’s Morningstar category, but within the ranges for both comparison groups.  The Trustees noted that BTS reported that it believes the Fund’s strategy is relatively uncommon, leaving few competitors and, therefore, makes benchmark comparison challenging and often incomplete.  Based on these factors, the Board concluded that the advisory fees and expenses were not unreasonable.

BTS Hedged. The Trustees noted that BTS’s fee of 0.75% was higher than any in the peer group, which ranges from 0.44% - 0.72%, but less than the Fund’s Morningstar Category average (0.81%).  They also noted that the Fund’s net expense ratio was higher than any in the peer group, but within the range of the Morningstar Category.  The Trustees noted that BTS represented that the Fund’s strategy is fairly uncommon and agreed the added layer of tactical management warranted a higher than average fee.  They also noted that BTS indicated that the Fund’s expense ratio was likely higher due to the Fund’s strategy of investing in other mutual funds.  They further noted the advisory fee is lower than that charged by BTS to its separate account clients (0.85%).  The Board concluded that the advisory fee was not unreasonable.

Economies of Scale.

BTS Bond. The Board considered whether there would be economies of scale with respect to the management of BTS Bond.  They noted that the Fund had approximately $44.6 million in assets as of December 31, 2013, and that BTS expects to have approximately $100 million in Fund assets by the end of 2014.  They further noted that BTS indicated that the capacity of the strategy is likely around $3 billion, and that BTS represented it would consider fee reductions as economies of scale develop.  After discussion, the Board concluded that while no breakpoint levels or fee reductions had been negotiated at this time, economies of scale would be revisited as the size of the Fund materially increases.

BTS Hedged. The Board considered whether there would be economies of scale with respect to the management of BTS Hedged.  They noted that the Fund had approximately $274,000 in assets as of December 31, 2013, and that BTS expects to have approximately $50 million in Fund assets by the end of 2014.  They further noted that BTS indicated that it did not foresee any capacity limitations for the Fund.  The Board noted BTS’s reluctance to consider breakpoints even at higher asset levels, noting BTS’s desire to remain competitive with other BTS advisory products, such as BTS’ separate account program.  After discussion, the Board concluded that

BTS Funds

SUPLEMENTAL INFORMATION (Unaudited) (Continued)

June 30, 2014

economies had not been reached at this time, and the matter would be revisited as the size of the Fund materially increases.

Profitability.

BTS Bond.  The Trustees considered the profits realized by BTS in connection with operation of the Fund and whether the amount of profit is a fair entrepreneurial profit with respect to the advisory services provided to the Fund.  The Trustees noted that based on the profitability information provided by BTS, BTS realized a profit in connection with its service to the Fund, and agreed that the profits were reasonable.

BTS Hedged. The Trustees considered the profits realized by BTS in connection with operation of the Fund and whether the amount of profit is a fair entrepreneurial profit with respect to the advisory services provided to the Fund.  Based on information provided by BTS, the Trustees noted that BTS did not earn a profit with respect to the Fund and waived all fees associated with its management of the Fund.  It was the consensus of the Board that excessive profitability was not a concern.

Conclusion.  Having requested and received such information from BTS as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Trustees concluded that the advisory fee structure is reasonable and that renewal of the Advisory Agreement is in the best interests of the shareholders of BTS Bond Asset Allocation Fund and BTS Hedged Income Fund.

* Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-287-9820 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-287-9820.

INVESTMENT ADVISOR

BTS Asset Management, Inc.

420 Bedford Street Suite 340

Lexington, MA 02420

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Dr. Suite 110

Hauppauge, NY 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/8/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/8/2014

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

9/8/2014